Debt - 2021 Seller Convertible Notes and Term Loans - Additional Information (Details) $ in Thousands						12 Months Ended
	Jun. 03, 2021 USD ($) shares	May 07, 2021 USD ($) shares	May 07, 2021 AUD ($) shares	Apr. 30, 2021 USD ($) shares	Dec. 29, 2020 shares	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Debt Instrument [Line Items]
Notes issued	$ 4,300,000
Notes issuance fair value						$ 182,482,000	$ 439,526,000
Debt instrument, accrued interest				$ 82,000
Gain (loss) on extinguishment of term loan						(45,250,000)
Principal and accrued interest converted to common stock shares | shares				848,564
Convertible notes exchanged for common stock | shares				1,007,246
Common Class A
Debt Instrument [Line Items]
Converted common shares | shares					7,781,723
Fireside Promissory Notes
Debt Instrument [Line Items]
Notes issued				$ 7,350,000
Applicable federal interest rate				0.89%
Debt instrument, maturity date				May 31, 2024
Debt instrument, periodic payment until maturity				$ 0
Notes issuance fair value				4,971,000
Debt instrument, debt discount				2,379,000
Debt instrument outstanding amount				7,432,000
Gain (loss) on extinguishment of term loan						1,422,000
Fireside Convertible Notes
Debt Instrument [Line Items]
Notes issued				$ 2,911,000
Applicable federal interest rate				0.89%
Debt instrument, maturity date				May 31, 2024
Debt instrument, periodic payment until maturity				$ 0
Converted common shares | shares				1,007,247
Debt principal amount				$ 2,911,000
Debt instrument, debt premium				2,350,000
Gain (loss) on extinguishment of term loan				0
Principal and accrued interest				$ 2,943,000
Interest expense						501,000	570,000
Timebase Convertible Notes
Debt Instrument [Line Items]
Notes issued		$ 2,185,000	$ 2,800
Debt instrument, maturity date		Jul. 31, 2024	Jul. 31, 2024
Debt instrument, periodic payment until maturity		$ 0
Notes issuance fair value		2,078,000
Debt instrument, debt discount		107,000
Gain (loss) on extinguishment of term loan						162,000
Principal and accrued interest		$ 2,036,000
Principal and accrued interest converted to common stock shares | shares		173,120	173,120
Interest expense						65,000	73,000
Interest rate		4.00%	4.00%
Timebase Convertible Notes | Common Class A
Debt Instrument [Line Items]
Convertible notes exchanged for common stock | shares		205,495	205,495
Board. Org Convertible Notes
Debt Instrument [Line Items]
Applicable federal interest rate	1.02%
Debt instrument, maturity date	May 31, 2024
Debt instrument, periodic payment until maturity	$ 0
Notes issuance fair value	4,300
Debt principal amount	4,300,000
Debt instrument, debt premium	4,828,000
Gain (loss) on extinguishment of term loan						7,658,000
Principal and accrued interest	$ 4,348,000
Principal and accrued interest converted to common stock shares | shares	1,011,749
Interest expense						$ 26,000	$ 25,000
Board. Org Convertible Notes | Common Class A
Debt Instrument [Line Items]
Convertible notes exchanged for common stock | shares	1,200,948